Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Operating leases term	2 years
Lease expenses	$ 46,969	$ 51,411